Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
2024		$ 886
2025		156
Total operating lease payments		1,042
Less: imputed interest		35
Total current and noncurrent operating lease liabilities	$ 346	$ 1,007	$ 2,017